ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE
ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE

7. ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE

On December 25, 2019, a subsidiary of the Company entered into a proposed acquisition agreement with Jiangxi Tongli Risheng New Energy Technology Co., Ltd (the “Buyer”) for sale of the Company’s solar power plant subsidiaries in China under the electricity generation revenue segment. The associated assets and liabilities of the solar power plant subsidiaries were consequently presented as held for sale in the consolidated balance sheet.

As of December 31, 2020, the sale of all subsidiaries of the Company classified as held for sale in 2019 has been consummated. In December 2020, the Company entered into new proposed acquisition agreements with Shanghai Qirong New Energy Technology Co., Ltd. and Shanghai Tianyu New Energy Technology Co., Ltd. (the “Buyers”) for sale of the Company’s certain other solar power plant subsidiaries in China under the electricity generation revenue segment. The transaction was consummated on April 30, 2021.

As of December 31, 2021, the sale has been closed in accordance with contract and the Company has entered no new acquisition agreement enter.

	At December 31,
	2020	2021
Assets classified as held for sale
Cash and cash equivalents	$53,899	$—
Accounts receivable, net	184,920	—
Value added tax recoverable	158,213	—
Prepaid expenses and other current assets	23,075	—
Property, plant and equipment, net	2,169,527	—
Operating lease right-of-use asset	—	—
Impairment of assets(1)	(318,619)	—

Total assets classified as held for sale	2,271,015	—

Liabilities classified as held for sale
Accounts payable	—	—
Other current liabilities	1,659,753	—
Operating lease liabilities	—	—
Failed sales leased back and finance lease liability	529,012	—

Total liabilities classified as held for sale	$2,188,765	$—
(1)	As a result of the acquisition agreement, the Company reassessed the value of net assets on the solar power plant to the lower of carrying amount or fair value less cost to sell. As of December 31, 2020, the impairment loss of $318,619 has been applied to reduce the carrying amount of these assets classified as held for sale.